Shareholder Report	6 Months Ended
Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BlackRock Funds
Entity Central Index Key	0000844779
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
C000160936 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Sustainable Advantage Large Cap Core Fund
Class Name	Institutional Shares
Trading Symbol	BIRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Sustainable Advantage Large Cap Core Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$26	0.48%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.48%	[1]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Institutional Shares	14.28%	33.72%	15.75%	14.84%
Russell 1000® Index	15.83	34.40	15.58	14.74

Performance Inception Date	Oct. 05, 2015
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 931,924,428
Holdings Count | Holding	208
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$931,924,428
Number of Portfolio Holdings	208
Portfolio Turnover Rate	57%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	29.7%
Financials	14.7%
Consumer Discretionary	12.3%
Health Care	10.6%
Industrials	10.3%
Communication Services	8.6%
Consumer Staples	4.8%
Energy	2.8%
Materials	2.4%
Real Estate	2.0%
Utilities	1.2%
Short-Term Securities	0.5%
Liabilities in Excess of Other Assets	0.1
Ten largest holdings
Security(b)	Percent of Net Assets
Apple, Inc.	7.1%
Microsoft Corp.	6.7%
NVIDIA Corp.	6.4%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc., Class A	2.4%
Alphabet, Inc., Class A	2.3%
Mastercard, Inc., Class A	1.7%
Bank of America Corp.	1.7%
Eli Lilly & Co.	1.6%
Tesla, Inc.	1.6%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Apple, Inc.	7.1%
Microsoft Corp.	6.7%
NVIDIA Corp.	6.4%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc., Class A	2.4%
Alphabet, Inc., Class A	2.3%
Mastercard, Inc., Class A	1.7%
Bank of America Corp.	1.7%
Eli Lilly & Co.	1.6%
Tesla, Inc.	1.6%
(b)Excludes short-term securities.
C000160934 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Sustainable Advantage Large Cap Core Fund
Class Name	Investor A Shares
Trading Symbol	BIRAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Sustainable Advantage Large Cap Core Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$39	0.73%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.73%	[2]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Investor A Shares	14.16%	33.40%	15.46%	14.55%
Investor A Shares (with sales charge)	8.17	26.39	14.22	13.87
Russell 1000® Index	15.83	34.40	15.58	14.74

Performance Inception Date	Oct. 05, 2015
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 931,924,428
Holdings Count | Holding	208
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$931,924,428
Number of Portfolio Holdings	208
Portfolio Turnover Rate	57%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	29.7%
Financials	14.7%
Consumer Discretionary	12.3%
Health Care	10.6%
Industrials	10.3%
Communication Services	8.6%
Consumer Staples	4.8%
Energy	2.8%
Materials	2.4%
Real Estate	2.0%
Utilities	1.2%
Short-Term Securities	0.5%
Liabilities in Excess of Other Assets	0.1
Ten largest holdings
Security(b)	Percent of Net Assets
Apple, Inc.	7.1%
Microsoft Corp.	6.7%
NVIDIA Corp.	6.4%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc., Class A	2.4%
Alphabet, Inc., Class A	2.3%
Mastercard, Inc., Class A	1.7%
Bank of America Corp.	1.7%
Eli Lilly & Co.	1.6%
Tesla, Inc.	1.6%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Apple, Inc.	7.1%
Microsoft Corp.	6.7%
NVIDIA Corp.	6.4%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc., Class A	2.4%
Alphabet, Inc., Class A	2.3%
Mastercard, Inc., Class A	1.7%
Bank of America Corp.	1.7%
Eli Lilly & Co.	1.6%
Tesla, Inc.	1.6%
(b)Excludes short-term securities.
C000160935 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Sustainable Advantage Large Cap Core Fund
Class Name	Investor C Shares
Trading Symbol	BIRCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Sustainable Advantage Large Cap Core Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$79	1.48%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.48%	[3]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Investor C Shares	13.68%	32.42%	14.60%	13.81%
Investor C Shares (with sales charge)	12.68	31.42	14.60	13.81
Russell 1000® Index	15.83	34.40	15.58	14.74

Performance Inception Date	Oct. 05, 2015
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 931,924,428
Holdings Count | Holding	208
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$931,924,428
Number of Portfolio Holdings	208
Portfolio Turnover Rate	57%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	29.7%
Financials	14.7%
Consumer Discretionary	12.3%
Health Care	10.6%
Industrials	10.3%
Communication Services	8.6%
Consumer Staples	4.8%
Energy	2.8%
Materials	2.4%
Real Estate	2.0%
Utilities	1.2%
Short-Term Securities	0.5%
Liabilities in Excess of Other Assets	0.1
Ten largest holdings
Security(b)	Percent of Net Assets
Apple, Inc.	7.1%
Microsoft Corp.	6.7%
NVIDIA Corp.	6.4%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc., Class A	2.4%
Alphabet, Inc., Class A	2.3%
Mastercard, Inc., Class A	1.7%
Bank of America Corp.	1.7%
Eli Lilly & Co.	1.6%
Tesla, Inc.	1.6%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Apple, Inc.	7.1%
Microsoft Corp.	6.7%
NVIDIA Corp.	6.4%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc., Class A	2.4%
Alphabet, Inc., Class A	2.3%
Mastercard, Inc., Class A	1.7%
Bank of America Corp.	1.7%
Eli Lilly & Co.	1.6%
Tesla, Inc.	1.6%
(b)Excludes short-term securities.
C000166019 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Sustainable Advantage Large Cap Core Fund
Class Name	Class K Shares
Trading Symbol	BIRKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Sustainable Advantage Large Cap Core Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$23	0.43%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.43%	[4]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Class K Shares	14.29%	33.76%	15.80%	14.89%
Russell 1000® Index	15.83	34.40	15.58	14.74

Performance Inception Date	Oct. 05, 2015
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 931,924,428
Holdings Count | Holding	208
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$931,924,428
Number of Portfolio Holdings	208
Portfolio Turnover Rate	57%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	29.7%
Financials	14.7%
Consumer Discretionary	12.3%
Health Care	10.6%
Industrials	10.3%
Communication Services	8.6%
Consumer Staples	4.8%
Energy	2.8%
Materials	2.4%
Real Estate	2.0%
Utilities	1.2%
Short-Term Securities	0.5%
Liabilities in Excess of Other Assets	0.1
Ten largest holdings
Security(b)	Percent of Net Assets
Apple, Inc.	7.1%
Microsoft Corp.	6.7%
NVIDIA Corp.	6.4%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc., Class A	2.4%
Alphabet, Inc., Class A	2.3%
Mastercard, Inc., Class A	1.7%
Bank of America Corp.	1.7%
Eli Lilly & Co.	1.6%
Tesla, Inc.	1.6%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Apple, Inc.	7.1%
Microsoft Corp.	6.7%
NVIDIA Corp.	6.4%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc., Class A	2.4%
Alphabet, Inc., Class A	2.3%
Mastercard, Inc., Class A	1.7%
Bank of America Corp.	1.7%
Eli Lilly & Co.	1.6%
Tesla, Inc.	1.6%
(b)Excludes short-term securities.

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.